787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

May 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Seasons Series Trust

Post-Effective Amendment No. 43 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-08653 and File No. 811-07725)

Ladies and Gentlemen:

On behalf of Seasons Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 43 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to offer Class 1 shares of each of: Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio, series of the Registrant (the “Portfolios”), for purchase through a variable annuities offered by separate accounts of participating life insurance companies. The only material changes made in the Amendment to the Portfolios’ current prospectus and Statement of Additional Information are to add disclosure regarding Class 1 shares to the fee table and expense example. The disclosure regarding Class 1 shares in the Amendment is substantially identical to the disclosure regarding that class in Post-Effective Amendment No. 84 of SunAmerica Series Trust, which was filed on February 25, 2016, and became automatically effective on May 1, 2016. Accordingly, on behalf of the Registrant, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on July 29, 2016, pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Louis O. Ducote, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP